Commitments And Contigencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitment and Contigencies [Abstract]
Future minimum commitments
Amount
June 30, 2015	$ 120,955
December 31, 2015	44,310
Total	$ 165,265